Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following items as of the periods presented (in thousands):

	Successor
	December 31, 2023	December 31, 2022
Accrued revenue share	$16,365	$16,921
Accrued marketing expenses	19,737	35,311
Accrued payroll and related benefits	13,751	13,653
Accrued professional fees	1,455	2,706
Deferred revenue	1,757	1,553
Accrued tax liability	1,233	1,092
Holdback liabilities	—	6,885
Other liabilities	5,016	7,659
Accrued expenses and other current liabilities	$59,314	$85,780